Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012 Y	Sep. 30, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Variable economic interest rate					50.00%		50.00%
Real estate percentage of sales price maintained					1.00%		1.00%
Real estate warranty period					1		1
Real estate interest expense	$ 2,500,000	$ 2,500,000	$ 8,000,000	$ 7,300,000		$ 18,000,000	$ 24,500,000	$ 23,700,000
Net book value of property, plant and equipment							1,000,000	1,200,000
Property, plant and equipment accumulated depreciation							3,200,000	4,800,000
Construction services revenues							19,768,000	10,629,000	34,149,000
Construction services expenses							$ 18,200,000	$ 7,800,000	$ 28,500,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Property and equipment useful life							3 years
Percentage of service revenue					3.00%		3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Property and equipment useful life							15 years
Percentage of service revenue					5.00%		5.00%